SHARE-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2019
SHARE-BASED COMPENSATION
Summary of restricted share units activities

		Weighted-Average
		Grant-Date
	Number of RSUs	Fair Value
		US$
Outstanding as of December 31, 2018	3,685,670	10.91
Granted	43,386	6.92
Vested	(1,218,190)	10.51
Forfeited	(592,420)	11.28
Outstanding as of December 31, 2019	1,918,446	10.96